Shareholders’ Equity (Details)													12 Months Ended
		Aug. 21, 2026	Oct. 14, 2025 USD ($) $ / shares	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 27, 2025 USD ($) $ / shares shares	Mar. 07, 2025 USD ($) $ / shares shares	Feb. 21, 2025 CNY (¥) shares	Feb. 21, 2025 USD ($) $ / shares shares	Oct. 23, 2024 $ / shares shares	Jan. 25, 2024 $ / shares shares	Nov. 13, 2023 shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2024 $ / shares shares	Sep. 20, 2024 $ / shares
Shareholders’ Equity [Line Items]
Reverse stock split										10-for-1	2-for-1
Reverse stock split share										25,000,000	250,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares										$ 0.002	$ 0.0002			$ 0.002
Share authorized										2
Gross proceeds | ¥								¥ 42,400,000
Ordinary shares							25,000,000
Share issued price per share (in Dollars per share) | $ / shares			$ 0.002				$ 0.002
Comprising shares							1,097,141,091
Convert the loans into share (in Dollars per share) | $ / shares																		$ 3.045
Warrant exercisable						5 years
Cash proceeds (in Dollars)						$ 50,000,000							¥ 357,040,431	$ 50,796,783	¥ 315,620,394	¥ 72,802,734
Net proceeds				¥ 330,500,000	$ 46,100,000
Fixed commission rate		2.50%
Aggregate amount (in Dollars) | $			$ 25,000,000
Paid consideration (in Dollars) | $														$ 200,000
Repurchase value (in Yuan Renminbi) | ¥													1,700,000
Exercise price per share (in Dollars per share) | $ / shares														$ 6.46
Net proceeds													¥ 26,600,000	$ 3,700,000
Share issued, ESOP													452,016	452,016	458,453
Lenders [Member]
Shareholders’ Equity [Line Items]
Convert the loans into share (in Dollars per share) | $ / shares						$ 8.4
Director [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.0002
Share authorized											99,999,999
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Share authorized										9,999,999
Authorized share capital (in Dollars) | $							$ 50,000
ESOP [Member]
Shareholders’ Equity [Line Items]
Exercised shares													6,437	6,437
Common Class A [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares														$ 0.002			$ 0.002
Share authorized														1,097,141,091			14,141,093
New issuance of shares						5,952,381		913,714	913,714
Gross proceeds | $									$ 5,900,000
Authorized share capital (in Dollars) | $							$ 4,200,000
Ordinary shares							2,100,000,000
Share issued price per share (in Dollars per share) | $ / shares						$ 10	$ 0.002
Warrants outstanding						5,952,381
Maximum offering price (in Dollars) | $														$ 45,000,000
Repurchased ordinary shares														75,000
Ordinary shares, share issued														20,712,924			13,273,596
Ordinary shares, share outstanding														20,185,908			12,815,143
Common Class A [Member] | Director [Member]
Shareholders’ Equity [Line Items]
Share authorized										12,141,093
Common Class A [Member] | 2022 Share Incentive Plan [Member]
Shareholders’ Equity [Line Items]
New issuance of shares												518,950
Common Class A [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.0002
Share authorized											121,410,923
New issuance of shares	[1]												5,952,381	5,952,381	8,275,580
Exercised shares	[1]												6,437	6,437		50,456
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares														$ 0.002			$ 0.002
Share authorized														2,858,909			2,858,909
Ordinary shares							2,858,909
Authorized share							1,000,000,000
Ordinary shares, share issued														2,858,909			2,858,909
Ordinary shares, share outstanding														2,858,909			2,858,909
Class B Ordinary Shares [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants outstanding														573,233
Class B Ordinary Shares [Member] | Director [Member]
Shareholders’ Equity [Line Items]
Share authorized										2,858,908
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 0.0002
Share authorized											28,589,078
New issuance of shares	[1]
Class B Ordinary Shares [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Number of share							15						30	30
Class B Ordinary Shares [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Number of share							30						50	50
Class A and Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, share issued														23,571,833			16,312,505
Ordinary shares, share outstanding														23,044,817			15,674,052
USDT [Member]
Shareholders’ Equity [Line Items]
Gross proceeds | $									3,900,000
Bitcoin [Member]
Shareholders’ Equity [Line Items]
Gross proceeds | $									$ 2,000,000
Private Placement [Member] | Common Class A [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 6.46
Kastle Limited [Member] | Common Class A [Member]
Shareholders’ Equity [Line Items]
Share authorized												518,950

[1]	After giving effect of the reverse stock splits, see Note 14.